Common Shares and Warrants (Detail Textuals) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
Common Shares And Warrants [Line Items]
Number of units sold in private placement			1,823,745	947,150
Price per share of private placement units sold			$ 0.45	$ 1.60
Each Whole Compensation Warrant Exercisable Exercise Price				$ 2.25
Term of warrants			2 years
Fair value of warrants issued as share issue cost		$ 128,329	$ 1,850
Number of warrants issued	8,866,211
Exercise price of warrants			$ 0.56
Consulting Expense For Warrants Previously Granted To Consultant Upon Vesting				$ 51,448
Proceeds from Warrant Exercises	$ 2,039,229
Issue price of units issued	$ 0.23	$ 0.23
Amount of private placement fees paid			$ 221,889
Payment for net receipt amount of private placement			2,638,025
Legal and professional		$ 65,600	371,844	670,863
Warrants issued for services			168,833	52,817
Broker
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost			$ 3,938	$ 6,484
Number Of Warrants Issued As Share Issue Cost			8,750
Number of warrants issued				107,737
Exercise price of warrants				$ 2.25
Warrants Issued				384,212
Fair Value Of Warrants Issued Pursuant To Consulting Agreements				$ 16,095
Proceeds from Warrant Exercises				$ 191,742
Number Of Broker Warrants Exercisable				28,175
Consulting agreements
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost			$ 98,081	$ 52,817
Number of warrants issued			500,000	100,000
May 6, 2025
Common Shares And Warrants [Line Items]
Number of warrants issued	8,028,254
Exercise price of warrants	$ 0.35	$ 0.35
May 6, 2025 | Agent agreement
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost	$ 151,623
May 6, 2025 | Broker
Common Shares And Warrants [Line Items]
Number of warrants issued	649,123
May 11, 2025
Common Shares And Warrants [Line Items]
Number of warrants issued	837,957
Exercise price of warrants	$ 0.35	$ 0.35
First anniversary
Common Shares And Warrants [Line Items]
Exercise price of warrants			$ 0.80
Second anniversary
Common Shares And Warrants [Line Items]
Exercise price of warrants			$ 1.20